Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Summary of Inventories

	2022	2021
Finished products	Ps. 5,693	Ps. 4,371
Raw materials	4,288	4,371
Non strategic spare parts	922	865
Inventories in transit	204	1,620
Packing materials	420	419
Other	361	314
	Ps. 11,888	Ps. 11,960

Summary of Changes in Inventories
For the years ended as of December 31, 2022, 2021 and 2020, changes in inventories are comprised of the following and included in the consolidated income statement under the cost of goods sold caption:

	2022	2021	2020
Finished goods and work in progress	Ps. 25,131	Ps. 23,654	Ps. 23,901
Raw materials and consumables used	101,282	79,425	76,002
Total	Ps. 126,413	Ps. 103,079	Ps. 99,903